Leases - Summary of Lease Expenditure Recognised Explanatory (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Depreciation of right-of-use assets	$ 24	$ 22	$ 22
System Fund depreciation of right-of-use assets	1	(2)	2
Impairment charge	1	0	0
Expense relating to variable lease payments	84	77	62
Expense relating to short-term leases and low-value assets	2	1	2
Income from operating subleases	(7)	(3)	(2)
Recognised in operating profit	105	95	86
Interest on lease liabilities	30	30	29
Total recognised in the Group income statement	$ 135	$ 125	$ 115